Note 6 - Premises and Equipment - Future Minimum Rental Payments (Details)	Dec. 31, 2017 USD ($)
2018	$ 43,320
2019	42,000
2020	42,000
2021	42,000
2022 and Thereafter	38,500
$ 207,820